Short-Term Debt - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Commercial paper authorized to issue	$ 2,500,000,000	$ 2,500,000,000
Unsecured line of credit [member]
Disclosure of detailed information about borrowings [line items]
Unsecured line of credit available for short-term financing before letters of credit and direct borrowings	75,000,000	$ 75,000,000
Letters of credit	0
Direct borrowings	$ 4,000,000
Line of credit availability	2018-08	2017-08
Undrawn borrowing facilities	$ 71,000,000	$ 75,000,000
Unsecured line of credit [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Debt-to-capital ratio	65.00%
Percentage of net book value of disposed assets	25.00%
Debt of subsidiaries	$ 1,000,000,000
Permitted lien basket	300,000,000
Unsecured line of credit [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Non-payment of other debt trigger	$ 100,000,000
Non-payment of other debt trigger as percentage of shareholders' equity	2.00%